SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Concentration of Credit Risk) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Concentration of credit risk
Accounts receivable, allowance for doubtful accounts	$ 1,087,465		$ 3,189,110
Accounts receivable	$ 19,849,608		$ 8,714,261
Sales [Member]
Concentration of credit risk
Concentration risk, percentage	51.00%		23.00%		30.00%
Customer C [Member]
Concentration of credit risk
Accounts receivable		[1]	$ 2,213,393
Customer J [Member]
Concentration of credit risk
Accounts receivable	$ 2,996,042		1,578,947
Customer M [Member]
Concentration of credit risk
Accounts receivable		[1]	1,330,145
Customer H [Member]
Concentration of credit risk
Accounts receivable	$ 6,354,510		$ 1,071,415
Customer N [Member]
Concentration of credit risk
Accounts receivable	2,315,035			[1]
Customer B [Member]
Concentration of credit risk
Accounts receivable	$ 2,299,732

[1]	Represents less than 10%